                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

        PERIODIC FEES AND EXPENSES TABLE
        CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
        SEPARATE ACCOUNT ANNUAL EXPENSES
        (referred to as Separate Account Product Charges)
        (as a percentage of average account value)
         Mortality and Expense Charge*                     1.25%
         Administration Expense Charge                     0.15%
                                                           -----
         Total Separate Account Product Charges            1.40%

* For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.27%   1.32%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                Distribution             Acquired Total     Contractual    Net Total
                                and/or                   Fund     Annual    Fee Waiver     Annual
                     Management Service (12b-1) Other    Fees and Operating and/or Expense Operating
                     Fee        Fees            Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------
AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I.
   International
   Growth Fund         0.71%            --       0.33%       --     1.04%          --        1.04%
FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS --
 SERVICE CLASS 2
 Equity-Income
   Portfolio           0.46%         0.25%       0.10%       --     0.81%          --        0.81%
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 1
 Templeton Foreign
   Securities Fund     0.65%            --       0.14%    0.01%     0.80%       0.01%        0.79%/1/
MET INVESTORS
 SERIES TRUST
 Clarion Global
   Real Estate
   Portfolio
   -- Class A          0.62%            --       0.07%       --     0.69%          --        0.69%
 Invesco Small Cap
   Growth Portfolio
   -- Class A          0.85%            --       0.04%       --     0.89%       0.02%        0.87%/2/
 Lazard Mid Cap
   Portfolio --
   Class A             0.69%            --       0.04%       --     0.73%          --        0.73%
 Legg Mason
   ClearBridge
   Aggressive
   Growth Portfolio
   -- Class A          0.64%            --       0.04%       --     0.68%          --        0.68%
 Lord Abbett Bond
   Debenture
   Portfolio
   -- Class A          0.50%            --       0.03%       --     0.53%          --        0.53%
 Lord Abbett Mid
   Cap Value
   Portfolio
   -- Class A          0.68%            --       0.07%       --     0.75%          --        0.75%
 MFS(R) Emerging
   Markets Equity
   Portfolio
   -- Class A          0.94%            --       0.18%       --     1.12%          --        1.12%
 MFS(R) Research
   International
   Portfolio
   --Class A           0.69%            --       0.09%       --     0.78%       0.03%        0.75%/3/
 Morgan Stanley Mid
   Cap Growth
   Portfolio --
   Class A             0.66%            --       0.14%       --     0.80%       0.02%        0.78%/4/
 Oppenheimer
   Capital
   Appreciation
   Portfolio
   -- Class A          0.60%            --       0.06%       --     0.66%          --        0.66%
 PIMCO Total Return
   Portfolio
   -- Class A          0.48%            --       0.03%       --     0.51%          --        0.51%
 Pioneer Fund
   Portfolio
   -- Class A          0.64%            --       0.05%       --     0.69%       0.02%        0.67%/5/
 T. Rowe Price
   Large Cap Value
   Portfolio
   -- Class A          0.57%            --       0.02%       --     0.59%          --        0.59%/6/
 T. Rowe Price Mid
   Cap Growth
   Portfolio
   -- Class B          0.75%         0.25%       0.04%       --     1.04%          --        1.04%
 Third Avenue Small
   Cap Value
   Portfolio
   -- Class B          0.74%         0.25%       0.04%       --     1.03%          --        1.03%
 Van Kampen
   Comstock
   Portfolio
   -- Class B          0.60%         0.25%       0.04%       --     0.89%          --        0.89%
METROPOLITAN SERIES
 FUND, INC.
 Artio
   International
   Stock Portfolio
   -- Class B          0.82%         0.25%       0.12%    0.02%     1.21%       0.05%        1.16%/7/
 BlackRock Bond
   Income Portfolio
   -- Class A          0.37%            --       0.03%       --     0.40%       0.03%        0.37%/8/
 BlackRock Legacy
   Large Cap Growth
   Portfolio
   -- Class A          0.73%            --       0.04%       --     0.77%       0.02%        0.75%/9/
 BlackRock Money
   Market Portfolio
   -- Class A          0.32%            --       0.02%       --     0.34%       0.01%        0.33%/10/
 Davis Venture
   Value Portfolio
   -- Class E          0.70%         0.15%       0.03%       --     0.88%       0.05%        0.83%/11/
 Jennison Growth
   Portfolio
   -- Class B          0.62%         0.25%       0.02%       --     0.89%       0.07%        0.82%/12/
 Loomis Sayles
   Small Cap Growth
   Portfolio
   -- Class B          0.90%         0.25%       0.17%       --     1.32%       0.05%        1.27%/13/
 MetLife Stock
   Index Portfolio
   -- Class A          0.25%            --       0.02%       --     0.27%       0.01%        0.26%/14/
 Neuberger Berman
   Genesis
   Portfolio --
   Class B             0.83%         0.25%       0.06%       --     1.14%       0.02%        1.12%/15/
 T. Rowe Price
   Large Cap Growth
   Portfolio --
   Class A             0.60%            --       0.04%       --     0.64%          --        0.64%
 T. Rowe Price
   Small Cap Growth
   Portfolio --
   Class A             0.50%            --       0.07%       --     0.57%          --        0.57%
 Western Asset
   Management
   Strategic Bond
   Opportunities
   Portfolio
   -- Class A          0.62%            --       0.05%       --     0.67%       0.04%        0.63%/16/

                                Distribution             Acquired Total     Contractual    Net Total
                                and/or                   Fund     Annual    Fee Waiver     Annual
                     Management Service (12b-1) Other    Fees and Operating and/or Expense Operating
                     Fee        Fees            Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------
PIMCO VARIABLE
 INSURANCE TRUST --
 ADMINISTRATIVE
 CLASS
 PIMCO High Yield
   Portfolio           0.60%            --       0.15%       --     0.75%          --        0.75%
 PIMCO Low Duration
   Portfolio           0.50%            --       0.15%       --     0.65%          --        0.65%
PUTNAM VARIABLE
 TRUST -- CLASS IA
 Putnam VT
   Multi-Cap Growth
   Fund                0.56%            --       0.19%       --     0.75%          --        0.75%
RUSSELL INVESTMENT
 FUNDS
 Aggressive Equity
   Fund                0.90%            --       0.21%       --     1.11%       0.06%        1.05%/17/
 Core Bond Fund        0.55%            --       0.21%       --     0.76%       0.07%        0.69%/18/
 Global Real Estate
   Securities Fund     0.80%            --       0.19%       --     0.99%          --        0.99%
 Multi-Style Equity
   Fund                0.73%            --       0.16%       --     0.89%          --        0.89%
 Non-U.S. Fund         0.90%            --       0.23%       --     1.13%       0.06%        1.07%/19/
MET INVESTORS
 SERIES TRUST --
 CLASS B
 MetLife Aggressive
   Strategy
   Portfolio           0.09%         0.25%       0.02%    0.74%     1.10%       0.01%        1.09%/20/
 MetLife Balanced
   Strategy
   Portfolio           0.05%         0.25%       0.01%    0.66%     0.97%          --        0.97%
 MetLife Defensive
   Strategy
   Portfolio           0.07%         0.25%       0.01%    0.58%     0.91%          --        0.91%
 MetLife Growth
   Strategy
   Portfolio           0.06%         0.25%          --    0.74%     1.05%          --        1.05%
 MetLife Moderate
   Strategy
   Portfolio           0.06%         0.25%          --    0.62%     0.93%          --        0.93%
 SSgA Growth and
   Income ETF
   Portfolio           0.31%         0.25%       0.02%    0.28%     0.86%          --        0.86%
 SSgA Growth ETF
   Portfolio           0.33%         0.25%       0.03%    0.27%     0.88%          --        0.88%

--------
/1/ The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/6/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.78% for the first $900 million of the Portfolio's average daily net assets, 0.75% for the next $100 million, 0.725% for the next $500 million and 0.70% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/12/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/13/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% on amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/14/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/15/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.
/16/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/17/ Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
/18/ Other Expenses have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. Until April 30, 2012, RIMCo has contractually agreed to waive 0.07% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. /19/ Other Expenses have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. /20/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.
INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 Invesco Small Cap Growth Portfolio -- Class A
 Lazard Mid Cap Portfolio -- Class A
 Legg Mason ClearBridge Aggressive Growth Portfolio -- Class A
 Lord Abbett Bond Debenture Portfolio -- Class A
 Lord Abbett Mid Cap Value Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 Oppenheimer Capital Appreciation Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A
 T. Rowe Price Large Cap Value Portfolio (formerly Lord Abbett Growth and Income Portfolio) -- Class A
 T. Rowe Price Mid Cap Growth Portfolio -- Class B
 Third Avenue Small Cap Value Portfolio -- Class B
 Van Kampen Comstock Portfolio -- Class B

METROPOLITAN SERIES FUND, INC.

 Artio International Stock Portfolio -- Class B
 BlackRock Bond Income Portfolio -- Class A
 BlackRock Legacy Large Cap Growth Portfolio -- Class A
 BlackRock Money Market Portfolio -- Class A
 Davis Venture Value Portfolio -- Class E
 Jennison Growth Portfolio -- Class B
 Loomis Sayles Small Cap Growth Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A
 Neuberger Berman Genesis Portfolio -- Class B
 T. Rowe Price Large Cap Growth Portfolio -- Class A
 T. Rowe Price Small Cap Growth Portfolio -- Class A
 Western Asset Management Strategic Bond Opportunities Portfolio -- Class A

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio
 PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST -- CLASS IA

 Putnam VT Multi-Cap Growth Fund

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund (formerly Real Estate Securities Fund) Multi-Style Equity Fund
 Non-U.S. Fund

MET INVESTORS SERIES TRUST -- CLASS B

 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

INVESTMENT OPTIONS

MARKET TIMING

The second paragraph has been modified to include the Global Real Estate Securities Fund of the Russell Investment Funds as a Monitored Portfolio.

EXPENSES

WITHDRAWAL CHARGE

The following paragraphs have been modified:

The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract.

DEATH BENEFIT

UPON YOUR DEATH

The following paragraph has been modified

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). The death benefit will be determined when MetLife Investors receives both due proof of death and an election for the payment method. If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if MetLife Investors is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.

FEDERAL INCOME TAX STATUS

TAXATION OF NON-QUALIFIED CONTRACTS

The following paragraph is added under NON-NATURAL PERSON:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

The following section is added:

PARTIAL ANNUITIZATION. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

The following paragraph is added under TAX-SHELTERED ANNUITIES:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1,
2002); (b) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1,
2004); (c) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,

2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

                                      INVESTMENT OBJECTIVE                                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
  Invesco V.I. International Growth   Seeks long-term growth of capital.                          Invesco Advisers, Inc.
   Fund
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
  Equity-Income Portfolio             Seeks reasonable income. The fund will also consider the    Fidelity Management &
                                      potential for capital appreciation. The fund's goal is to   Research Company
                                      achieve a yield which exceeds the composite yield on the    Subadviser: FMR Co., Inc.
                                      securities comprising the Standard & Poor's 500(R) Index
                                      (S&P 500(R)).
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 1
  Templeton Foreign Securities Fund   Seeks long-term capital growth.                             Templeton Investment
                                                                                                  Counsel, LLC
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate          Seeks total return through investment in real estate        MetLife Advisers, LLC
   Portfolio -- Class A               securities, emphasizing both capital appreciation and       Subadviser: ING Clarion Real
                                      current income.                                             Estate Securities LLC
  Invesco Small Cap Growth            Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Portfolio -- Class A                                                                           Subadviser: Invesco Advisers,
                                                                                                  Inc.
  Lazard Mid Cap Portfolio --         Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Class A                                                                                        Subadviser: Lazard Asset
                                                                                                  Management LLC
  Legg Mason ClearBridge Aggressive   Seeks capital appreciation.                                 MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                                    Subadviser: ClearBridge
                                                                                                  Advisors, LLC
  Lord Abbett Bond Debenture          Seeks high current income and the opportunity for capital   MetLife Advisers, LLC
   Portfolio -- Class A               appreciation to produce a high total return.                Subadviser: Lord, Abbett &
                                                                                                  Co. LLC
  Lord Abbett Mid Cap Value           Seeks capital appreciation through investments, primarily   MetLife Advisers, LLC
   Portfolio -- Class A               in equity securities, which are believed to be undervalued  Subadviser: Lord, Abbett &
                                      in the marketplace.                                         Co. LLC
  MFS(R) Emerging Markets Equity      Seeks capital appreciation.                                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                           Subadviser: Massachusetts
                                                                                                  Financial Services Company
  MFS(R) Research International       Seeks capital appreciation.                                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                           Subadviser: Massachusetts
                                                                                                  Financial Services Company
  Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                           Subadviser: Morgan Stanley
                                                                                                  Investment Management Inc.

                                     INVESTMENT OBJECTIVE                                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation   Seeks capital appreciation.                                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                          Subadviser:
                                                                                                 OppenheimerFunds, Inc.
  PIMCO Total Return Portfolio --    Seeks maximum total return, consistent with the             MetLife Advisers, LLC
   Class A                           preservation of capital and prudent investment              Subadviser: Pacific Investment
                                     management.                                                 Management Company LLC
  Pioneer Fund Portfolio --          Seeks reasonable income and capital growth.                 MetLife Advisers, LLC
  Class A                                                                                        Subadviser: Pioneer
                                                                                                 Investment Management, Inc.
  T. Rowe Price Large Cap Value      Seeks long-term capital appreciation by investing in        MetLife Advisers, LLC
   Portfolio -- Class A              common stocks believed to be undervalued. Income is a       Subadviser: T. Rowe Price
                                     secondary objective.                                        Associates, Inc.
  T. Rowe Price Mid Cap Growth       Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Portfolio -- Class B                                                                          Subadviser: T. Rowe Price
                                                                                                 Associates, Inc.
  Third Avenue Small Cap Value       Seeks long-term capital appreciation.                       MetLife Advisers, LLC
   Portfolio -- Class B                                                                          Subadviser: Third Avenue
                                                                                                 Management LLC
  Van Kampen Comstock Portfolio      Seeks capital growth and income.                            MetLife Advisers, LLC
   -- Class B                                                                                    Subadviser: Invesco Advisers,
                                                                                                 Inc.
METROPOLITAN SERIES FUND, INC.
  Artio International Stock          Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Portfolio -- Class B                                                                          Subadviser: Artio Global
                                                                                                 Management, LLC
  BlackRock Bond Income              Seeks a competitive total return primarily from investing   MetLife Advisers, LLC
   Portfolio -- Class A              in fixed-income securities.                                 Subadviser: BlackRock
                                                                                                 Advisors, LLC
  BlackRock Legacy Large Cap         Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                                   Subadviser: BlackRock
                                                                                                 Advisors, LLC
  BlackRock Money Market             Seeks a high level of current income consistent with        MetLife Advisers, LLC
   Portfolio -- Class A              preservation of capital.                                    Subadviser: BlackRock
                                                                                                 Advisors, LLC
  Davis Venture Value Portfolio --   Seeks growth of capital.                                    MetLife Advisers, LLC
   Class E                                                                                       Subadviser: Davis Selected
                                                                                                 Advisers, L.P.
  Jennison Growth Portfolio --       Seeks long-term growth of capital.                          MetLife Advisers, LLC
   Class B                                                                                       Subadviser: Jennison
                                                                                                 Associates LLC
  Loomis Sayles Small Cap Growth     Seeks long-term capital growth.                             MetLife Advisers, LLC
   Portfolio -- Class B                                                                          Subadviser: Loomis, Sayles &
                                                                                                 Company, L.P.
  MetLife Stock Index Portfolio --   Seeks to equal the performance of the Standard & Poor's     MetLife Advisers, LLC
   Class A                           500(R) Composite Stock Price Index.                         Subadviser: MetLife Investment
                                                                                                 Advisors Company, LLC
  Neuberger Berman Genesis           Seeks high total return, consisting principally of capital  MetLife Advisers, LLC
   Portfolio -- Class B              appreciation.                                               Subadviser: Neuberger
                                                                                                 Berman Management LLC
  T. Rowe Price Large Cap Growth     Seeks long-term growth of capital and, secondarily,         MetLife Advisers, LLC
   Portfolio -- Class A              dividend income.                                            Subadviser: T. Rowe Price
                                                                                                 Associates, Inc.
  T. Rowe Price Small Cap Growth     Seeks long-term capital growth.                             MetLife Advisers, LLC
   Portfolio -- Class A                                                                          Subadviser: T. Rowe Price
                                                                                                 Associates, Inc.
  Western Asset Management           Seeks to maximize total return consistent with              MetLife Advisers, LLC
   Strategic Bond Opportunities      preservation of capital.                                    Subadviser: Western Asset
   Portfolio -- Class A                                                                          Management Company

                                        INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
  PIMCO High Yield Portfolio            Seeks maximum total return, consistent with preservation
                                        of capital and prudent investment management.
  PIMCO Low Duration Portfolio          Seeks maximum total return, consistent with preservation
                                        of capital and prudent investment management.
PUTNAM VARIABLE TRUST --
 CLASS IA
  Putnam VT Multi-Cap Growth            Seeks long-term capital appreciation.
   Fund
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund                Seeks to provide long term capital growth.

  Core Bond Fund                        Seeks to provide current income, and as a secondary
                                        objective, capital appreciation.
  Global Real Estate Securities Fund    Seeks to provide current income and long-term capital
                                        growth.
  Multi-Style Equity Fund               Seeks to provide long term capital growth.

  Non-U.S. Fund                         Seeks to provide long term capital growth.

MET INVESTORS SERIES TRUST --
 CLASS B
  MetLife Aggressive Strategy           Seeks growth of capital.
   Portfolio
  MetLife Balanced Strategy Portfolio   Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on
                                        growth of capital.
  MetLife Defensive Strategy            Seeks to provide a high level of current income with
   Portfolio                            growth of capital, a secondary objective.
  MetLife Growth Strategy Portfolio     Seeks to provide growth of capital.
  MetLife Moderate Strategy             Seeks to provide a high total return in the form of income
   Portfolio                            and growth of capital, with a greater emphasis on income.
  SSgA Growth and Income ETF            Seeks growth of capital and income.
   Portfolio

  SSgA Growth ETF Portfolio             Seeks growth of capital.


INVESTMENT OBJECTIVE                                        INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------


Seeks maximum total return, consistent with preservation    Pacific Investment
of capital and prudent investment management.               Management Company LLC
Seeks maximum total return, consistent with preservation    Pacific Investment
of capital and prudent investment management.               Management Company LLC


Seeks long-term capital appreciation.                       Putnam Investment Management,
                       LLC

Seeks to provide long term capital growth.                  Russell Investment
                                                            Management Company
Seeks to provide current income, and as a secondary         Russell Investment
objective, capital appreciation.                            Management Company
Seeks to provide current income and long-term capital       Russell Investment
growth.                                                     Management Company
Seeks to provide long term capital growth.                  Russell Investment
                                                            Management Company
Seeks to provide long term capital growth.                  Russell Investment
                                                            Management Company


Seeks growth of capital.                                    MetLife Advisers, LLC

Seeks to provide a balance between a high level of current  MetLife Advisers, LLC income and growth of capital with a greater emphasis on
growth of capital.
Seeks to provide a high level of current income with        MetLife Advisers, LLC
growth of capital, a secondary objective.
Seeks to provide growth of capital.                         MetLife Advisers, LLC
Seeks to provide a high total return in the form of income  MetLife Advisers, LLC and growth of capital, with a greater emphasis on income.
Seeks growth of capital and income.                         MetLife Advisers, LLC
                       Subadviser: SSgA Funds
                                                            Management, Inc.
Seeks growth of capital.                                    MetLife Advisers, LLC
                                                            Subadviser: SSgA Funds
                                                            Management, Inc.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)
   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio

   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)
   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   Artio International Stock Portfolio (Class B)
   BlackRock Bond Income Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Jennison Growth Portfolio (Class B)
   Loomis Sayles Small Cap Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   Neuberger Berman Genesis Portfolio (Class B)
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO High Yield Portfolio
   PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   T. Rowe Price Mid Cap Growth Portfolio
     (Class A) 5/1/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).